Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2022
Common stock [Member]
Statement [LineItems]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2022 and March 31, 2022 was as follows:

	At September 30, 2022	At March 31, 2022
Shares outstanding	1,374,691,194	1,374,362,102
Shares in treasury	3,466,127	3,542,321

Preferred stock [Member]
Statement [LineItems]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2022 and March 31, 2022.

	At September 30, 2022		At March 31, 2022
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—